UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-03651

Touchstone Strategic Trust – June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Capital Growth Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.1%

Information Technology — 26.8%
Accenture PLC (Ireland) - Class A	47,230	$3,478,017
Analog Devices, Inc.	57,895	2,723,960
Apple, Inc.	16,230	7,737,653
ARM Holdings PLC (United Kingdom), ADR†	90,450	4,352,454
ASML Holding NV	22,508	2,222,890
eBay, Inc.*	66,685	3,720,356
EMC Corp.	140,396	3,588,522
Google, Inc. - Class A*	8,029	7,032,681
International Business Machines Corp.	12,708	2,353,267
LinkedIn Corp. - Class A*	7,425	1,826,996
Qualcomm, Inc.	54,300	3,657,648
Trimble Navigation Ltd.*	123,230	3,661,163
Visa, Inc. - Class A	20,190	3,858,309
		50,213,916

Consumer Discretionary — 20.4%
Amazon.com, Inc.*	8,150	2,548,016
Autoliv, Inc.	22,665	1,980,694
BorgWarner, Inc.	42,870	4,346,589
Dollar General Corp.*	46,745	2,639,223
Lululemon Athletica, Inc. (Canada)*†	42,920	3,137,023
Michael Kors Holdings Ltd. (Hong Kong)*	61,735	4,600,492
priceline.com, Inc.*	3,345	3,381,628
Ralph Lauren Corp.	13,670	2,251,859
Starbucks Corp.	29,230	2,249,833
Starwood Hotels & Resorts Worldwide, Inc.	26,695	1,773,883
Urban Outfitters, Inc.*	78,210	2,875,782
VF Corp.	10,420	2,074,101
Walt Disney Co. (The)	34,410	2,219,101
Williams-Sonoma, Inc.	39,540	2,222,148
		38,300,372

Industrials — 13.0%
Danaher Corp.	47,570	3,297,552
Flowserve Corp.	46,330	2,890,529
Fluor Corp.	38,060	2,700,738
Precision Castparts Corp.	9,895	2,248,540
Rockwell Automation, Inc.	20,575	2,200,290
Union Pacific Corp.	25,585	3,974,374
United Rentals, Inc.*	49,320	2,874,863
United Technologies Corp.	39,265	4,233,552
		24,420,438

Health Care — 11.4%
Allergan, Inc.	16,669	1,507,711
Celgene Corp.*	29,156	4,487,983
Cerner Corp.*	47,668	2,504,953
Express Scripts Holding Co.*	37,241	2,300,749
Henry Schein, Inc.*	45,486	4,716,898
Thermo Fisher Scientific, Inc.	35,530	3,274,090
Valeant Pharmaceuticals International, Inc. (Canada)*	25,815	2,693,279
		21,485,663

Energy — 8.7%
Anadarko Petroleum Corp.	29,490	2,742,275
Cameron International Corp.*	53,325	3,112,580
Chevron Corp.	17,695	2,149,943
Pioneer Natural Resources Co.	23,013	4,344,855
Schlumberger Ltd.	44,501	3,932,108
		16,281,761

Consumer Staples — 8.3%
Anheuser-Busch InBev N.V. (Belgium), ADR	37,270	3,697,184
Diageo PLC (United Kingdom), ADR	28,720	3,649,738
Estee Lauder Cos., Inc. (The) - Class A	33,655	2,352,484
Hain Celestial Group, Inc. (The)*	29,590	2,281,981
Walgreen Co.	65,955	3,548,379
		15,529,766

Financials — 6.4%
Ameriprise Financial, Inc.	35,062	3,193,447
BlackRock, Inc.	9,300	2,516,766
Goldman Sachs Group, Inc. (The)	16,640	2,632,614
Ocwen Financial Corp.*	64,570	3,601,069
		11,943,896

Materials — 3.1%
Monsanto Co.	55,190	5,760,180
Total Common Stocks		$183,935,992

Investment Funds— 4.8%
Invesco Government & Agency
Portfolio, Institutional Class**	5,207,218	5,207,218
Touchstone Institutional Money Market Fund^	3,803,050	3,803,050
Total Investment Funds		$9,010,268

Total Investment Securities —102.9%
(Cost $125,565,763)		$192,946,260

Liabilities in Excess of Other Assets — (2.9%)		(5,443,955)

Net Assets — 100.0%		$187,502,305

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $5,062,157.

1

Touchstone Capital Growth Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$183,935,992	$—	$—	$183,935,992
Investment Funds	9,010,268	—	—	9,010,268
				$192,946,260

See accompanying Notes to Portfolios of Investments.

2

Portfolio of Investments

Touchstone International Small Cap Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 95.3%

United Kingdom — 19.3%
Ashtead Group PLC	95,561	$952,207
Berendsen PLC	88,463	1,299,663
Blinkx PLC*†	496,411	1,213,503
Cineworld Group PLC	200,265	1,232,001
Elementis PLC	245,588	953,010
Hargreaves Lansdown PLC	102,817	1,630,391
Majestic Wine PLC	116,705	997,576
Micro Focus International PLC	139,315	1,709,580
Northgate PLC	169,300	1,178,550
Paragon Group of Cos. PLC	238,840	1,206,380
Playtech PLC	110,000	1,310,669
Rightmove PLC	34,554	1,325,213
Rotork PLC	20,207	892,092
Savills PLC	205,604	2,057,039
Spectris PLC	32,817	1,171,998
TalkTalk Telecom Group PLC	226,025	884,048
Taylor Wimpey PLC	744,411	1,209,954
TUI Travel PLC	292,162	1,739,161
WS Atkins PLC	66,551	1,259,481
		24,222,516

Japan — 18.2%
Chiyoda Co. Ltd.	33,000	700,656
COMSYS Holdings Corp.	72,000	1,002,045
Credit Saison Co. Ltd.	40,700	1,100,985
Daiichikosho Co. Ltd.	25,500	694,995
FP Corp.	14,300	1,073,646
HIS Co. Ltd.	26,900	1,570,843
Hoshizaki Electric Co. Ltd.	50,100	1,725,301
Iriso Electronics Co. Ltd.	11,262	453,711
Japan Petroleum Exploration Co.	28,500	1,223,562
Kakaku.com, Inc.	53,300	1,241,199
Kanamoto Co. Ltd.†	53,000	1,440,724
Monex Group, Inc.	302,500	1,267,918
Nippon Paint Co. Ltd.	79,633	1,269,494
Pola Orbis Holdings, Inc.	31,000	1,110,128
Sawai Pharmaceutical Co. Ltd.	16,400	1,149,560
Seria Co. Ltd.†	31,400	972,715
Ship Healthcare Holdings, Inc.	30,000	1,167,404
Sumitomo Rubber Industries Ltd.	61,800	949,995
Suzuken Co. Ltd.	25,000	821,507
Takuma Co. Ltd.	113,000	1,065,680
Tokyo Ohka Kogyo Co. Ltd.	41,900	929,264
		22,931,332

Germany — 6.9%
Aurelius AG	46,331	1,501,159
Deutz AG*	154,612	1,397,235
Draegerwerk AG & Co. KGaA (Preference)†	9,100	1,160,306
Freenet AG	61,419	1,486,077
Jungheinrich AG	21,694	1,267,131
NORMA Group AG	39,359	1,896,119
		8,708,027

Canada — 6.4%
Element Financial Corp.*	128,275	1,618,926
Horizon North Logistics, Inc.	199,922	1,409,091
Intertape Polymer Group, Inc.	136,498	1,969,186
Onex Corp.	27,151	1,426,017
Westjet Airlines Ltd.	68,955	1,656,848
		8,080,068

Denmark — 6.1%
GN Store Nord A/S	83,082	1,748,111
H Lundbeck A/S	55,015	1,199,471
Matas A/S*	47,051	1,130,808
Royal UNIBREW A/S	13,280	1,577,769
Topdanmark A/S*	76,446	1,969,007
		7,625,166

Ireland — 5.6%
C&C Group PLC	229,503	1,251,247
Glanbia PLC	74,331	973,509
Greencore Group PLC	630,946	1,506,630
Kingspan Group PLC	108,259	1,805,097
Smurfit Kappa Group PLC	65,027	1,471,768
		7,008,251

France — 4.2%
Plastic Omnium SA	91,086	2,303,088
Teleperformance	23,514	1,137,558
UBISOFT Entertainment*	121,673	1,881,439
		5,322,085

Australia — 3.1%
DuluxGroup Ltd.	311,488	1,534,295
Iluka Resources Ltd.	102,334	1,094,053
REA Group Ltd.†	36,600	1,290,303
		3,918,651

Italy — 3.1%
Banca Generali SpA	60,104	1,357,905
Interpump Group SpA	130,974	1,423,707
Recordati SpA	89,278	1,072,524
		3,854,136

Cayman Islands — 2.9%
NagaCorp Ltd.	1,352,000	1,140,046
Prince Frog International Holdings Ltd.†	1,892,985	1,322,861
Towngas China Co. Ltd.	1,311,000	1,193,370
		3,656,277

Austria — 2.6%
Oesterreichische Post AG	45,288	2,058,600
RHI AG	37,544	1,239,310
		3,297,910

Switzerland — 2.3%
Aryzta AG	19,962	1,334,332
Bucher Industries AG	6,066	1,554,146
		2,888,478

3

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 95.3% (Continued)

Sweden — 2.1%
Fastighets AB Balder, Class B*	182,282	$1,489,070
JM AB	39,300	1,143,526
		2,632,596

Finland — 2.0%
Huhtamaki OYJ	71,160	1,524,898
Pohjola Bank PLC, Class A	61,161	1,016,068
		2,540,966

Norway — 1.8%
Borregaard ASA	190,562	827,118
TGS Nopec Geophysical Co. ASA	48,044	1,414,175
		2,241,293

Singapore — 1.6%
Asian Pay Television Trust	1,730,555	1,124,230
SATS Ltd.	347,848	903,897
		2,028,127

Bermuda — 1.6%
Catlin Group Ltd.	134,538	1,055,482
Lancashire Holdings Ltd.	76,450	950,520
		2,006,002

Belgium — 1.4%
Barco NV	22,494	1,780,214

Luxembourg — 1.4%
Samsonite International SA	616,300	1,720,354

Israel — 1.1%
Delek Group Ltd.	4,156	1,356,224

Spain — 0.9%
Bankinter SA	215,800	1,161,065

Thailand — 0.7%
Thai Tap Water Supply PCL	2,807,002	897,379
Total Common Stocks		$119,877,117

Exchange Traded Fund — 2.5%
iShares MSCI EAFE Small Cap IndexFund	65,000	3,151,200

Investment Funds— 5.9%
Invesco Government & Agency Portfolio, Institutional Class**	4,824,775	4,824,775
Touchstone Institutional Money Market Fund^	2,527,871	2,527,871
Total Investment Funds		$7,352,646

Total Investment Securities —103.7%
(Cost $106,162,777)		$130,380,963

Liabilities in Excess of Other Assets — (3.7%)		(4,607,715)

Net Assets — 100.0%		$125,773,248

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $4,537,750.

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total

Common Stocks	$119,877,117	$—	$—	$119,877,117
Exchange Traded Fund	3,151,200	—	—	3,151,200
Investment Funds	7,352,646	—	—	7,352,646
				$130,380,963

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Mid Cap Value Opportunities Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 94.1%

Information Technology — 19.7%
Amdocs Ltd. (Guernsey)	79,800	$2,923,872
BlackBerry Ltd.*	92,400	734,580
CA, Inc.	65,700	1,949,319
Dolby Laboratories, Inc. - Class A†	76,000	2,622,760
EchoStar Corp.*	31,900	1,401,686
Global Payments, Inc.	55,500	2,834,940
KLA-Tencor Corp.	35,700	2,172,345
Lam Research Corp.*	40,600	2,078,314
Micron Technology, Inc.*	42,100	735,487
NetApp, Inc.	42,800	1,824,136
NVIDIA Corp.	130,400	2,029,024
Teradyne, Inc.*†	136,800	2,259,936
Total System Services, Inc.	84,600	2,488,932
Western Digital Corp.	11,500	729,100
Western Union Co. (The)	123,100	2,297,046
		29,081,477

Financials — 18.3%
Allstate Corp. (The)	60,200	3,043,110
Annaly Capital Management, Inc. REIT†	366,500	4,244,070
Assured Guaranty Ltd. (Bermuda)	95,500	1,790,625
Everest Re Group Ltd. (Bermuda)	21,800	3,169,938
Fairfax Financial Holdings Ltd. (Canada)	7,900	3,219,631
First Republic Bank	54,100	2,522,683
HCC Insurance Holdings, Inc.	57,300	2,510,886
Loews Corp.	68,800	3,215,712
Progressive Corp. (The)	97,000	2,641,310
Willis Group Holdings PLC (Ireland)	15,320	663,816
		27,021,781

Utilities — 16.3%
Alliant Energy Corp.	66,600	3,300,030
American Water Works Co., Inc.	90,300	3,727,584
CMS Energy Corp.	140,400	3,695,328
PPL Corp.	123,600	3,754,968
Westar Energy, Inc.†	107,600	3,297,940
Wisconsin Energy Corp.	82,100	3,315,198
Xcel Energy, Inc.	106,900	2,951,509
		24,042,557

Health Care — 8.1%
AmerisourceBergen Corp.	24,000	1,466,400
Cardinal Health, Inc.	32,300	1,684,445
CIGNA Corp.	9,000	691,740
Humana, Inc.	18,000	1,679,940
MEDNAX, Inc.*	15,600	1,566,240
Questcor Pharmaceuticals, Inc.	19,300	1,119,400
United Therapeutics Corp.*	28,600	2,255,110
Zimmer Holdings, Inc.	18,400	1,511,376
		11,974,651

Consumer Discretionary — 8.1%
Abercrombie & Fitch Co. - Class A	61,900	2,189,403
Cablevision Systems Corp. - Class A	108,100	1,820,404
H&R Block, Inc.	70,534	1,880,436
Lear Corp.	9,600	687,072
Liberty Media Corp. - Class A*	6,800	1,000,620
Staples, Inc.†	176,800	2,590,120
TRW Automotive Holdings Corp.*	24,000	1,711,440
		11,879,495

Industrials — 8.1%
Huntington Ingalls Industries, Inc.	21,300	1,435,620
KAR Auction Services, Inc.	63,100	1,780,051
Pitney Bowes, Inc.†	134,700	2,450,193
Rexam PLC ADR	83,900	3,313,882
Trinity Industries, Inc.	23,500	1,065,725
URS Corp.	33,900	1,822,125
		11,867,596

Energy — 7.1%
Energy XXI Bermuda Ltd. (Bermuda)	60,800	1,836,160
HollyFrontier Corp.	42,200	1,777,042
Nabors Industries Ltd.	85,400	1,371,524
Valero Energy Corp.	32,100	1,096,215
Williams Cos., Inc. (The)	56,800	2,065,248
World Fuel Services Corp.	62,200	2,320,682
		10,466,871

Consumer Staples — 3.2%
Dr Pepper Snapple Group, Inc.	65,200	2,922,264
Safeway, Inc.	57,300	1,833,027
		4,755,291

Telecommunication Services — 2.7%
T-Mobile US, Inc.	36,950	959,592
Windstream Holdings, Inc.†	371,300	2,970,400
		3,929,992

Materials — 2.5%
Bemis Co., Inc.†	43,900	1,712,539
CF Industries Holdings, Inc.	9,200	1,939,636
		3,652,175
Total Common Stocks		$138,671,886

Investment Funds— 18.4%
Invesco Government & Agency Portfolio, Institutional Class**	18,198,230	18,198,230
Touchstone Institutional Money Market Fund^	8,969,149	8,969,149
Total Investment Funds		$27,167,379

Total Investment Securities —112.5%
(Cost $145,921,133)		$165,839,265

Liabilities in Excess of Other Assets — (12.5%)		(18,437,749)

Net Assets — 100.0%		$147,401,516

*	Non-income producing security.

**	Represents collateral for securities loaned.

5

Touchstone Mid Cap Value Opportunities Fund (Unaudited) (Continued)

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $17,706,983.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$138,671,886	$—	$—	$138,671,886
Investment Funds	27,167,379	—	—	27,167,379
				$165,839,265

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.4%

Financials — 26.5%
Altisource Portfolio Solutions SA (Luxembourg)*	17,300	$2,422,173
American Equity Investment Life Holding Co.	85,600	1,816,432
Aspen Insurance Holdings Ltd.	27,200	987,088
Bofi Holding, Inc.*	17,500	1,135,050
Capstead Mortgage Corp. REIT	87,400	1,028,698
Cash America International, Inc.	41,550	1,881,384
Columbia Banking System, Inc.	60,100	1,484,470
DFC Global Corp.*	69,800	767,102
Endurance Specialty Holdings Ltd.	26,600	1,428,952
First Cash Financial Services, Inc.*	26,200	1,518,290
First Commonwealth Financial Corp.	160,100	1,215,159
Horace Mann Educators Corp.	47,000	1,333,860
Iberiabank Corp.	31,600	1,639,092
Lexington Realty Trust REIT†	178,000	1,998,940
Maiden Holdings Ltd.	72,500	856,225
Newcastle Investment Corp. REIT	311,400	1,750,068
Stewart Information Services Corp.	49,500	1,583,505
Stifel Financial Corp.*	45,300	1,867,266
SVB Financial Group*	15,400	1,330,098
Texas Capital Bancshares, Inc.*	36,000	1,654,920
Tower Group International Ltd. (Bermuda)	67,790	474,530
Wintrust Financial Corp.	41,200	1,692,084
		31,865,386

Industrials — 19.2%
ABM Industries, Inc.	69,150	1,840,773
Acacia Research Corp.	41,100	947,766
ACCO Brands Corp.*	80,800	536,512
Atlas Air Worldwide Holdings, Inc.*	17,300	797,703
Brink's Co. (The)	33,400	945,220
Con-way, Inc.	21,300	917,817
DXP Enterprises, Inc.*	16,300	1,287,211
Encore Capital Group, Inc.*†	47,200	2,164,592
Generac Holdings, Inc.	36,500	1,556,360
Greenbrier Cos., Inc.*	63,600	1,572,828
H&E Equipment Services, Inc.*	63,700	1,691,872
Hawaiian Holdings, Inc.*†	123,200	916,608
Hexcel Corp.*	41,100	1,594,680
ICF International, Inc.*	34,700	1,228,727
Mueller Water Products, Inc. Class A	150,400	1,201,696
Sykes Enterprises, Inc.*	67,200	1,203,552
Tutor Perini Corp.*	84,400	1,799,408
Wabash National Corp.*	73,800	860,508
		23,063,833

Consumer Discretionary — 14.0%
Barnes & Noble, Inc.*	37,200	481,368
Children's Place Retail Stores, Inc. (The)*	36,600	2,117,676
Deckers Outdoor Corp.*†	29,700	1,957,824
Gentherm, Inc.*	74,000	1,411,920
LifeLock, Inc.*	80,100	1,187,883
LIN Media LLC*	86,600	1,757,114
Media General, Inc. - Class A*†	113,400	1,617,084
Outerwall, Inc.*†	27,400	1,369,726
Rent-A-Center, Inc. TX†	35,900	1,367,790
Ruby Tuesday, Inc.*	95,300	714,750
Smith & Wesson Holding Corp.*†	55,700	612,143
Stage Stores, Inc.	74,700	1,434,240
TravelCenters of America LLC*	103,200	810,120
		16,839,638

Information Technology — 11.2%
AVG Technologies N.V. (Netherlands)*	63,600	1,522,584
Cardtronics, Inc.*	32,300	1,198,330
Chipmos Technologies Bermuda Ltd.	31,300	562,774
Cirrus Logic, Inc.*†	25,700	582,876
DST Systems, Inc.	12,100	912,461
Emulex Corp.*	120,300	933,528
GT Advanced Technologies, Inc.*†	100,300	853,553
InvenSense, Inc.*†	67,900	1,196,398
Kulicke & Soffa Industries, Inc.*	96,950	1,119,773
Methode Electronics, Inc.	52,800	1,478,400
Netscout Systems, Inc.*	4,100	104,837
Silicon Image, Inc.*	222,000	1,185,480
SS&C Technologies Holdings, Inc.*	49,000	1,866,900
		13,517,894

Health Care — 8.3%
Acadia Healthcare Co., Inc.*	33,350	1,314,990
Acorda Therapeutics, Inc.*	30,300	1,038,684
Air Methods Corp.†	41,700	1,776,420
Furiex Pharmaceuticals, Inc.*	45,000	1,979,550
Questcor Pharmaceuticals, Inc.†	13,600	788,800
Santarus, Inc.*	74,300	1,676,951
Team Health Holdings, Inc.*	38,400	1,456,896
		10,032,291

Energy — 5.7%
Energy XXI Bermuda Ltd. (Bermuda)	62,900	1,899,580
Helix Energy Solutions Group, Inc.*	54,500	1,382,665
Newpark Resources, Inc.*	104,200	1,319,172
Western Refining, Inc.†	24,400	732,976
World Fuel Services Corp.	40,100	1,496,131
		6,830,524

Materials — 4.7%
American Vanguard Corp.	46,700	1,257,164
FutureFuel Corp.	90,550	1,626,278
Headwaters, Inc.*	106,200	954,738
PH Glatfelter Co.	66,250	1,793,388
		5,631,568

Utilities — 4.2%
NorthWestern Corp.	31,200	1,401,504
PNM Resources, Inc.	62,300	1,409,849
UNS Energy Corp.	49,100	2,289,042
		5,100,395

Consumer Staples — 2.2%
Andersons, Inc. (The)	14,800	1,034,520

7

Touchstone Small Cap Value Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.4% (Continued)

Consumer Staples — (Continued)
Medifast, Inc.*	61,700	$1,659,113
		2,693,633

Telecommunication Services — 0.4%
Magicjack Vocaltec Ltd.*†	39,200	504,504
Total Common Stocks		$116,079,666

Exchange Traded Fund — 1.2%
iShares Russell 2000 Value Index Fund†	16,000	1,466,240

Investment Funds— 16.3%
Invesco Government & Agency Portfolio, Institutional Class**	16,969,939	16,969,939
Touchstone Institutional Money Market Fund^	2,649,402	2,649,402
Total Investment Funds		$19,619,341

Total Investment Securities —113.9%
(Cost $114,605,889)		$137,165,247

Liabilities in Excess of Other Assets — (13.9%)		(16,716,888)

Net Assets — 100.0%		$120,448,359

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $16,588,506.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$116,079,666	$—	$—	$116,079,666
Exchanged Traded Fund	1,466,240	—	—	1,466,240
Investment Funds	19,619,341	—	—	19,619,341
				$137,165,247

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone Value Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.5%

Financials — 25.6%
American Express Co.	145,579	$10,994,126
Bank of America Corp.	505,043	6,969,593
Capital One Financial Corp.	161,638	11,110,996
Citigroup, Inc.	168,046	8,151,911
JPMorgan Chase & Co.	220,461	11,395,629
PNC Financial Services Group, Inc.	133,078	9,641,501
SLM Corp.	342,319	8,523,743
State Street Corp.	112,826	7,418,310
Wells Fargo & Co.	265,714	10,979,302
XL Group PLC (Ireland)	101,659	3,133,130
		88,318,241

Health Care — 21.5%
Cardinal Health, Inc.	104,903	5,470,691
Johnson & Johnson	114,944	9,964,495
Medtronic, Inc.	215,151	11,456,791
Merck & Co., Inc.	193,185	9,197,538
Pfizer, Inc.	401,906	11,538,721
Sanofi ADR	117,261	5,936,924
Teva Pharmaceutical Industries Ltd. ADR	113,170	4,275,563
UnitedHealth Group, Inc.	110,224	7,893,141
WellPoint, Inc.	99,876	8,350,632
		74,084,496

Industrials — 14.6%
Emerson Electric Co.	143,255	9,268,598
General Dynamics Corp.	65,500	5,732,560
Honeywell International, Inc.	106,876	8,874,983
Illinois Tool Works, Inc.	132,290	10,089,758
Raytheon Co.	133,335	10,276,128
Stanley Black & Decker, Inc.	66,907	6,059,768
		50,301,795

Energy — 11.7%
BP PLC ADR	211,724	8,898,760
ConocoPhillips	143,448	9,971,070
Marathon Oil Corp.	215,360	7,511,757
Occidental Petroleum Corp.	117,138	10,957,089
Phillips 66	54,590	3,156,394
		40,495,070

Consumer Staples — 6.3%
Altria Group, Inc.	168,148	5,775,884
Philip Morris International, Inc.	122,320	10,591,689
Walgreen Co.	101,585	5,465,273
		21,832,846

Consumer Discretionary — 5.8%
Carnival Corp.	225,717	7,367,404
Delphi Automotive PLC (Jersey)	108,920	6,363,106
Target Corp.	97,874	6,261,979
		19,992,489

Information Technology — 5.8%
Intel Corp.	140,275	3,215,103
Microsoft Corp.	293,587	9,779,384
Texas Instruments, Inc.	171,503	6,906,426
		19,900,913

Telecommunication Services — 4.1%
AT&T, Inc.	224,146	7,580,618
Verizon Communications, Inc.	138,124	6,444,866
		14,025,484

Materials — 1.1%
EI du Pont de Nemours & Co.	63,720	3,731,443

Utilities — 1.0%
Entergy Corp.	56,011	3,539,335
Total Common Stocks		$336,222,112

Investment Fund — 2.4%
Touchstone Institutional Money Market Fund^	8,336,619	8,336,619

Total Investment Securities —99.9%
(Cost $272,075,943)		$344,558,731

Other Assets in Excess of Liabilities — 0.1%		438,559

Net Assets — 100.0%		$344,997,290

^	Affiliated Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$336,222,112	$—	$—	$336,222,112
Investment Fund	8,336,619	—	—	8,336,619
				$344,558,731

See accompanying Notes to Portfolios of Investments.

9

Notes to Portfolios of Investments

September 30, 2013 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of its portfolio securities on a recurring basis. Generally accepted accounting principals in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended September 30, 2013.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market

10

Notes to Portfolios of Investments (Unaudited) (Continued)

quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Fund’s Board of Trustees. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Certain Funds may invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

11

Notes to Portfolios of Investments (Unaudited) (Continued)

As of September 30, 2013, the following Funds loaned securities and received collateral as follows:

	Market	Market
	Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Capital Growth Fund	$5,062,157	$5,207,218
International Small Cap Fund	4,537,750	4,824,775
Mid Cap Value Opportunities Fund	17,706,983	18,198,230
Small Cap Value Opportunities Fund	16,588,506	16,969,939

All collateral received as cash is received, held, and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retains a portion of interest or dividends on the investments of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2013, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Capital Growth Fund	$125,565,763	$67,607,432	$(226,935)	$67,380,497
International Small Cap Fund	106,162,777	25,154,964	(936,778)	24,218,186
Mid Cap Value Opportunities Fund	145,921,133	21,540,670	(1,622,538)	19,918,132
Small Cap Value Opportunities Fund	114,605,889	25,713,284	(3,153,926)	22,559,358
Value Fund	272,075,943	73,506,417	(1,023,629)	72,482,788

12

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/26/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	11/26/13

* Print the name and title of each signing officer under his or her signature.